CONVERTIBLE DEBENTURES (Schedule of Maturity of Convertible Debentures) (Details) - Convertible debentures [Member]	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Balance	$ 745,000
Cash items
Repayment of convertible debt	(745,000)
Non-cash items
Balance	$ 0